Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Basis of preparation

2.1Basis of preparation

The consolidated financial statements of Addex Therapeutics Ltd have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”), and under the historical cost convention.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4 “Critical accounting estimates and judgements”.

Due to rounding, numbers presented throughout these consolidated financial statements may not add up precisely to the totals provided. All ratios and variances are calculated using the underlying amount rather than the presented rounded amount. Where necessary, comparative figures have been revised to confirm with the current year 2019 presentation.

New standards adopted by the Group

New standards adopted by the Group

IFRS 16

IFRS 16 provides a single lessee accounting model, requiring lessees to recognise assets and liabilities for all leases and lessors to confirm the continuation of classifying leases as operating or finance. The Group is not a lessor and is only impacted by the standard from a lessee point of view. The standard replaces IAS 17, under which operating lease payments were charged to the income statement on a straight-line basis over the term of the contract.

The Group has adopted IFRS16 Leases from its mandatory adoption date of January 1, 2019 and applied the cumulative catch-up approach without restating the comparative amounts for the year prior to first adoption.

In applying IFRS 16 for the first time, the group has used the following practical expedients permitted by the standard:

-	applying a single discount rate to a portfolio of leases with reasonably similar characteristics
-	relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as at 1 January 2019
-	accounting for operating leases with a remaining lease term of less than 12 months as at 1January 2019 as short-term leases
-	excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application, and
-	using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the group relied on its assessment made applying IAS 17 and Interpretation 4 Determining whether an Arrangement contains a Lease.

On January 1, 2019, the Group recognized right-of-use asset and lease liabilities for CHF 544,510 that were previously classified as operating leases under the principles of IAS 17 Leases. The lease liabilities were measured at the present value of the remaining lease payments, discounted using a weighted average incremental borrowing rate of 4.70%.

The following table presents the reconciliation between the non-cancellable operating lease commitments reported as of December 31, 2018 and the lease liabilities recognized on January 1, 2019:

Total
Operating lease commitments disclosed as at December 31, 2018	272,498
Adjustments as a result of different treatment of extension and termination options	297,721
Total lease commitments as at December 31, 2018	570,219
Discount using the incremental borrowing rate at the date of the initial application	(24,015)
Gross liabilities as per January 1, 2019 under IFRS 16	546,204
Short term leases	(1,694)
Lease liability recognized as at January 1, 2019	544,510
Of which are:
Current lease liabilities	303,627
Non-current lease liabilities	240,883

Lease liability recognized as at December 31, 2019
Current lease liabilities	373,025
Non-current lease liabilities	177,220

Right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as at December 31, 2018. The right-of-use assets relate to the following types of assets:

	December 31, 2019	January 1, 2019
Properties	496,126	483,350
Equipment	47,214	61,160
Total right-of-use assets	543,340	544,510

The adoption of IFRS 16 Leases did not have a material impact on the Group’s net loss after tax or on the Group’s loss per share.

Other standards

The following new standards, amendments to standards and interpretations which are mandatory for the financial periods beginning on January 1, 2019 did not have any material impact on the consolidated financial statements:

Plan Amendments, Curtailment or Settlement: Amendments to IAS 19 Employee Benefits relates to accounting for plan amendments, curtailments and settlements where changes are made to pension plans. The amendments require an entity: (1) to use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and (2) to recognise in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognised because of the impact of the asset ceiling. On this basis, the Group has completed its assessment and determined this did not have a material impact on the consolidated financial statements.

There are no other amendments or new standards relevant for the Group for the financial period beginning on January 1 2019.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

There are new standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, hence are not listed or discussed further here.

Consolidation

2.3Consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de‑consolidated from the date that control ceases.

Inter‑company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. The reporting date of all Group companies is December 31.

Segment reporting

2.4Segment reporting

The Group operates in one segment, which is the discovery, development and commercialization of small‑molecule pharmaceutical products. A single management team that reports to the chief executive officer comprehensively manages the entire business. The chief operating decision‑maker is the Chief Executive Officer who reviews the statement of operations of the Group on a consolidated basis, makes decisions and manages the operations of the Group as a single operating segment. The Group’s activities are not affected by any significant seasonal effect. Revenue is attributable to the Company’s country of domicile, Switzerland.

Foreign currency transactions

2.5Foreign currency transactions

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Swiss francs, which is the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re‑measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year‑end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.

Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the statement of income within ‘finance cost’.

Group companies

The results and financial position of the Group’s subsidiary that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•	income and expenses for each statement of income are translated at the average exchange rate; and
•	all resulting exchange differences are recognized in other comprehensive income.

Property, plant and equipment

2.6Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation, and impairment (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the item. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the statement of income during the financial period in which they are incurred. Depreciation is calculated using the straight‑line method to allocate their cost to their residual values over their estimated useful lives as follows:

Computer equipment	3 years
Laboratory equipment	4 years
Furniture and fixtures	5 years
Chemical library	5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see note 2.7). Gains and losses on disposals are determined by comparing proceeds with the carrying amount, and are included in the statement of income.

Impairment of non financial assets

2.7Impairment of non‑financial assets

Assets that are subject to depreciation or amortization are reviewed for impairment annually, and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units). Prior impairment of non‑financial assets other than goodwill is reviewed for possible reversal at each reporting date.

Financial assets

2.8Financial assets

The Group has one category of financial assets, namely “receivables”. Receivables are non‑derivative financial assets with fixed or determinable payments that are not quoted in an active market. These assets are held for collection of contractual cash flows which represent solely the payment of principal and interest. They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivable. They are included in current assets, except for maturities greater than 12 months after the balance sheet date, which are classified as non‑current assets. Receivables are included in other current assets in the balance sheet (see note 7).

Receivables are initially measured at fair value and subsequently measured at amortized cost. The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance. Receivables are derecognized when settled.

The Company classifies a contract asset as a receivable when the Company’s right to consideration is unconditional. If the Company transfers control of goods or services to a customer before the customer pays consideration, the Company records either a contract asset or a receivable depending on the nature of the Company’s right to consideration for its performance.  Contract assets and contract liabilities arising from the same contract are netted and presented as either a single net contract asset or net contract liability.

Impairment of financial assets

The Group recognizes a loss allowance for expected credit losses on lease receivables, trade receivables, contract assets,  financial guarantee contracts investments, in debt instruments that are measured at amortized cost. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group always recognizes lifetime ECL (expected credit losses) for trade receivables, contract assets and lease receivables where applicable. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Cash and cash equivalents

2.9Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks and other short‑term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Any bank overdrafts are not netted against cash and cash equivalents but are shown as part of current liabilities on the consolidated balance sheet.

Share capital

2.10Share capital

Shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown as a deduction, net of tax, from the proceeds.

Where any Group company purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental cost (net of income taxes) is recorded as a deduction from equity attributable to the Company’s equity holders as a treasury share reserve until the shares are cancelled, reissued or disposed of. When such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effect, the nominal amount is reversed from the treasury share reserve, with any remaining difference to the total transaction value being recognized in share premium.

The Company has entered into a liquidity contract where an independent broker buys and sells the Company’s shares held in the broker’s custody. Such shares are presented in the treasury share reserve.

The Company also uses treasury shares to partially settle services rendered by third and related parties. When shares are issued for this purpose, the nominal share value is recognized as a treasury share reserve and the value above par is presented as a share premium.

Equity instruments	2.11Equity instruments Equity instruments issued by the Group are recorded at the fair value of the proceeds received, net of direct issuance costs.
Trade payables

2.12Trade payables

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. All payables have a contract maturity within 1 year.

Grants

2.13Grants

Grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received. Grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, grants whose primary conditions is that the Group should undertake specific research activities within a defined period of time, are recognized as deferred income in the consolidated statement of financial position and transferred to the statement of profit or loss on a systematic and rationale basis over the defined timeframe.

Deferred income tax

2.14Deferred income tax

Deferred income tax is recorded in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss, it is not accounted for. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is recorded on temporary differences arising on investments in subsidiaries, except where the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Potential deferred income tax assets from tax loss carry forwards exceed deferred tax liabilities. Deferred income tax assets from tax loss carry forwards are initially recognized to the extent that there are suitable deferred income tax liabilities, then to the extent that the realization of the related tax benefit through future taxable profits is probable.

Pension obligations

2.15Pension obligations

The Group operates one pension scheme. The scheme is generally funded through payments to insurance companies or trustee‑administered funds, determined by periodic actuarial calculations. The Group has defined benefit plans. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized immediately in other comprehensive income and past‑service costs are recognized immediately in the statement of income.

The liability recognized in the balance sheet in respect of defined benefit pension plans is the defined benefit obligation at the balance sheet date minus the fair value of the plan assets. The defined benefit obligation is calculated  at least annually by an independent actuary using the projected unit credit method. The present value of the defined obligation is determined by discounting the estimated future cash outflows using interest rates of high‑quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability.

Share based compensation

2.16Share‑based compensation

The Group operates an equity sharing certificates’ equity incentive plan, a share option plan, and a share purchase plan. The Group also from time to time grants warrants to brokers and investors. The fair value of the services received in exchange for the grant or transfer of equity sharing certificates, options, shares or warrants is recognized in the Consolidated Financial Statements over the period for which the services are received. The total amount to be recognized over the vesting period is determined by reference to the fair value of the equity incentive unit granted or transferred. The fair value of instruments granted includes any market performance conditions and excludes the impact of any service and non‑market performance vesting conditions. Service and non‑market performance conditions are included in assumptions about the number of equity incentive units that are expected to vest.

At each balance sheet date, the Group revises its estimates for the number of equity incentive units that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the statement of income, with a corresponding adjustment to equity.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the equity incentive units are exercised.

Revenue recognition

2.17Revenue recognition

The Group recognizes revenue from the license of intellectual property and providing research and development services:

License of intellectual property

If the license to the Group’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Group recognizes revenues when the license conveys a right of use, or there is a right of access to the underlying intellectual property. For licenses that are sold in conjunction with a related service, the Group uses judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is settled over time, the Group determines the appropriate method of measuring progress for purposes of recognizing license revenue. The Group evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Research and development services

The Group has an arrangement with its partner that includes deploying its full‑time employees for research and development activities. The Group assesses if these research and development activities are considered distinct in the context of the respective contract and, if so, they are accounted for as a separate performance obligation. This revenue is recorded within “Revenue from contract with customer” over time as the activities are performed.

Contract balances

The Group receives payments and determines credit terms from its customers for its various performance obligations based on billing schedules established in each contract. The actual timing of the income recognition, billings and cash collections may result in other current receivables, accrued revenue (contract assets), and deferred revenue (contract liabilities) being recorded on the balance sheets. Amounts are recorded as other current receivables when the Group’s right to consideration is unconditional. The Group does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Under IFRS 15, the Group recognizes as revenue our non-refundable license fees, milestone, research activities and royalties when our customer obtains control of promised services, in an amount that reflects the consideration which we expect to receive in exchange for those rendered services. To assess revenue recognition for arrangements that we determine are within the scope of IFRS 15, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy a performance obligation. We only apply the five-step model to contracts when it is probable that we will collect the consideration we are entitled to in exchange for services we transfer to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, we assess the services promised within each contract and determine those that are performance obligations and assess whether each promised service is distinct. We use the most likely method to estimate any variable consideration and include such consideration in the amount of the transaction price based on an estimated stand-alone selling price. Revenue is recognized for the respective performance obligation when (or as) the performance obligation is satisfied.

Finance income and expense	2.18Finance income and expense Interest received or paid on cash and cash equivalents are classified in the statement of cash flows under financing activities.
Leases

2.19Leases

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (less than USD 5 thousand). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments as from the commencement date of the lease until the expected termination date. In determining the lease term, management consider all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option. Extension option are only considered if the lease is reasonably certain to be extended. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances, that is within the control of the lessees, occurs. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. The lease liability is presented as a separate line in the consolidated statement of financial position. The interest expense is presented in the line finance expenses in the consolidated statement of income.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. They are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

All lease payments on leases are presented as part of the cash flow from financing activities, except for the short-term and low value leases cash flows, which are booked under operating activities.

Research and development

2.20Research and development

Research and development costs are expensed as incurred. Costs incurred on development projects are recognized as intangible assets when the following criteria are fulfilled:

•	it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•	management intends to complete the intangible asset and use or sell it;
•	there is an ability to use or sell the intangible asset;
•	it can be demonstrated how the intangible asset will generate probable future economic benefits;
•	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
•	the expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of management, due to uncertainties inherent in the development of the Group’s products, the criteria for development costs to be recognized as an asset, as prescribed by IAS 38, “Intangible Assets”, are not met.